Average Annual Total Returns - PSF PGIM Government Money Market Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 5 Years	Class III 10 Years	0.02%* 1 Year	0.02%* 5 Years	0.02%* 10 Years
Total	0.30%	0.88%	0.44%			none	0.25%	0.73%	0.37%